Inventories-Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Impairment of inventories	€ 999	€ 1,575	€ 311
Advance payments	4,357	3,031
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 2,885	€ 1,886